Share-Based Compensation (Details) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Jul. 01, 2023 CNY (¥) shares	Jan. 01, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 $ / shares
Share-Based Compensation (Details) [Line Items]
Cost of revenues and expenses (in Yuan Renminbi) | ¥			¥ 3,161,193		¥ 2,536,746		¥ 1,654,592
Maturities, term			10 years
Fair value of options granted | (per share)			¥ 42.1761	$ 5.9404	¥ 5.2688	$ 0.7733	¥ 5.3151	$ 0.7801
2019 Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Contractual term			10 years
Percentage of vested share on each anniversary			25.00%	25.00%
Percentage of vested share on each quarter for four years			6.25%	6.25%
Percentage of vested share on each anniversary for two years			50.00%	50.00%
2023 Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vested options, share | shares	20,359,900	86,871,800
Restricted shares | shares	20,359,900	86,871,800
Cost of revenues and expenses (in Yuan Renminbi) | ¥	¥ 26,300	¥ 26,200